FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:     /  /  (a)

    or fiscal year ending:           12/31/15 (b)

Is this a transition report?: (Y/N)   N
                                     ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: American General Life Insurance Company Separate
                           Account VUL

     B.   File Number: 811-05794

     C.   Telephone Number: (713) 522-1111

2.   A.   Street: 2727-A Allen Parkway

     B.   City: Houston     C. State: TX

     D.   Zip Code: 77019   Zip Ext: 2191

     E.   Foreign Country:              Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)         N

4.   Is this the last filing on this form by Registrant? (Y/N)          N

5.   Is Registrant a small business investment company (SBIC)?(Y/N)     N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)                  Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N)
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period


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                                      01                        SEC 2100(10-93)

For period ending   12/31/15                            If filing more than one
                                                        Page 47, "X" box:   [ ]
File number 811-    05794



UNIT INVESTMENT TRUSTS

111.  A.   [/]  Depositor Name: American General Life Insurance Company
                                ------------------------------------------
      B.   [/]  File Number (If any):
                                      ------------------------------------
      C.   [/]  City: Houston         State: TX   Zip Code: 77019  Zip Ext.:
                     ----------------        --             -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

111.  A.   [/]  Depositor Name:
                               ------------------------------------------
      B.   [/]  File Number (If any):
                                     ------------------------------------
      C.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----
           [/]  Foreign Country:                Foreign Postal Code:
                                  -------------                       -----

112.  A.   [/]  Sponsor Name:
                             --------------------------------------------
      B.   [/]  File Number (If any):
                                     -------------------------------------
      C.   [/]  City:                   State:     Zip Code:        Zip Ext.:
                     ----------------         --            ------
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

112.  A.   [/]  Sponsor Name:
                             --------------------------------------------
      B.   [/]  File Number (If any):
                                     -------------------------------------
      C.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----


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For period ending   12/31/15                            If filing more than one
                                                        Page 48, "X" box:   [ ]
File number 811-    05794



113.  A.   [/]  Trustee Name:
                             ----------------------------------------------
      B.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

113.  A.   [/]  Trustee Name:
                             ----------------------------------------------
      B.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

114.  A.   [/]  Principal Underwriter Name: AIG Capital Services, Inc.
                                           --------------------------------
      B.   [/]  File Number: 8-28733
                             -------
      C.   [/]  City: Jersey City   State: NJ  Zip Code: 07311 Zip Ext.: 4992
                      --------------       --            -----           ----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

114.  A.   [/]  Principal Underwriter Name:
                                           -------------------------------
      B.   [/]  File Number:
                            -------
      C.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

115.  A.   [/]  Independent Public Accountant Name: PricewaterhouseCoopers LLP
                                                    ----------------------
      B.   [/]  City: Houston          State: TX  Zip Code: 77002  Zip Ext.:
                     ----------------         --            -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

115.  A.   [/]  Independent Public Accountant Name:
                                                   ----------------------
      B.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----


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                                      48

For period ending   12/31/15                            If filing more than one
                                                        Page 49, "X" box:   [ ]
File number 811-    05794



116.  Family of investment companies information:

      A.  [/]  Is Registrant part of a family of
               investment companies?(Y/N)                                   N
                                                                          -----
                                                                           Y/N

      B.  [/]  Identify the family in 10 letters
                                                ------------
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  [/]  Is Registrant a separate account of
               an insurance company?(Y/N)                                   Y
                                                                          -----
                                                                           Y/N
      If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

      B.  [/]  Variable annuity contracts?(Y/N)                             N
                                                                          -----
                                                                           Y/N

      C.  [/]  Scheduled premium variable life contracts?(Y/N)              N
                                                                          -----
                                                                           Y/N

      D.  [/]  Flexible premium variable life contracts?(Y/N)               Y
                                                                          -----
                                                                           Y/N

      E.  [/]  Other types of insurance products registered
               under the Securities Act of 1933?(Y/N)                       N
                                                                          -----
                                                                           Y/N

118:  [/] State the number of series existing at the end of the period that had securities registered under the
          Securities Act of 1933                                            1
                                                                          -----

119.  [/] State the number of new series for which registration statements under the Securities Act of 1933 became
          effective during the period                                       0
                                                                          -----

120.  [/] State the total value of the portfolio securities on the date of deposit for the new series included in
          item 119($000's omitted)                                       $  0
                                                                          -----

121.  [/] State the number of series for which a current
          prospectus was in existence at the end of the period              0
                                                                          -----

122.  [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
          current period                                                    0
                                                                          -----


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

For period ending   12/31/15                            If filing more than one
                                                        Page 50, "X" box:   [ ]
File number 811-    05794



123.  [/] State the total value of the additional units
          considered in answering item 122($000's omitted)              $   0
                                                                          -----

124.  [/] State the total value of units of prior series
          that were placed in the portfolios of subsequent
          series during the current period (the value of
          these units is to be measured on the date they were
          placed in the subsequent series)($000's omitted)              $   0
                                                                          -----

125.  [/] State the total dollar amount of sales loads
          collected (before reallowances to other brokers
          or dealers) by Registrant's principal underwriter
          and any underwriter which is an affiliated person
          of the principal underwriter during the current
          period solely from the sale of units of all series
          of Registrant ($000's omitted)                                $   0
                                                                          -----

126.  [/] Of the amount shown in item 125, state the total
          dollar amount of sales loads collected from secondary
          market operations in Registrant's units (include the
          sales loads, if any, collected on units of a prior
          series placed in the portfolio of a subsequent
          series.) ($000's omitted)                                     $   0
                                                                          -----

127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                 Number of     Total Assets     Total Income
                                                  Series        ($000's         Distributions
                                                 Investing       omitted)      ($000's omitted)
                                                -----------    ------------    ----------------
A.    U.S. Treasury direct issue                                $                $
                                                  -----          ------------     -----------
B.    U.S. Government agency                                    $                $
                                                  -----          ------------     -----------
C.    State and municipal tax-free                              $                $
                                                  -----          ------------     -----------
D.    Public utility debt                                       $                $
                                                  -----          ------------     -----------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent                            $                $
                                                  -----          ------------     -----------
F.    All other corporate intermed.
      & long-term debt                                          $                $
                                                  -----          ------------     -----------
G.    All other corporate short-term debt                       $                $
                                                  -----          ------------     -----------
H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                          $                $
                                                  -----          ------------     -----------
I.    Investment company equity securities                      $                $
                                                  -----          ------------     -----------
J.    All other equity securities                   1           $    5,150       $
                                                  -----          ------------     -----------
K.    Other securities                                          $                $
                                                  -----          ------------     -----------
L.    Total assets of all series of
      registrant                                    1           $    5,150       $
                                                  -----          ------------     -----------



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                                      50



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For period ending   12/31/15                            If filing more than one
                                                        Page 51, "X" box:   [ ]
File number 811-    05794



128.  [/]   Is the timely payment of principal and interest on any
            of the portfolio securities held by any of Registrant's
            series at the end of the current period insured or
            guaranteed by an entity other than the issuer?(Y/N)             N
                                                                          -----
                                                                           Y/N
            [If answer is "N"(No), go to item 131.]

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period?(Y/N)            -----
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees?(Y/N)                                              -----
                                                                           Y/N

131.  [/]   Total expenses incurred by all series of Registrant
            during the current reporting period ($000's omitted)        $  41
                                                                          -----

132.  [/]   List the "811" (Investment Company Act of 1940)
            registration number for all Series of Registrant that are being included in this filing:


     811-05794       811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----


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

SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 29th day of February, 2016.

AMERICAN GENERAL LIFE INSURANCE
COMPANY SEPARATE ACCOUNT VUL
(Name of Registrant)

BY:    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (Name of Depositor)


By:  /s/ Sarah J. Van Beck        Witness:  /s/ Rosemary Foster
     -------------------------              -------------------
     Sarah J. Van Beck                      Rosemary Foster
     Assistant Life Controller              Assistant Secretary